Income tax expense	12 Months Ended
Jun. 30, 2021
Income tax expense
Income tax expense

12.    Income tax expense

Income taxes are comprised of current income taxes and deferred taxes and consists of the following:

(in € thousands)	2019	2020	2021
Total current tax income / (expense)	(3,562)	(5,185)	(14,355)
Thereof prior year adjustments	—	(520)	(741)
Thereof other current income tax effects for the period	(3,562)	(4,665)	(13,614)

Total deferred tax income / (expense)	123	1,744	(1,179)
Thereof effects from origination and reversal of temporary balance sheet differences	1,185	(73)	2,553
Thereof prior year adjustments	—	435	896
Thereof effects from (non-)recognition of deferred tax assets on current tax losses / interest carryforwards	(1,062)	1,382	(4,628)

Total income tax expense	(3,439)	(3,441)	(15,534)

During fiscal 2021, Mytheresa Group’s primary statutory tax rate was 27.5% (2020 and 2019: 27.8%), consisting of the German corporate tax rate of 15%, a 5.5% solidarity surcharge on the corporate tax rate, and a trade tax rate of 12%.

For non-German companies, the deferred taxes at period-end were calculated using a range of 21% to 25%.

During fiscal 2020, MYT Netherlands Parent B.V.’s tax rate was 19% for the first €200 thousand of taxable income and 25% for the any amounts exceeding €200 thousand. In fiscal 2021 the taxable residence of the MYT Netherlands Parent B.V. was moved to Aschheim, Germany. The German statutory tax rates have been applied for fiscal 2021.

The table below reconciles the expected income tax expense amount, based on Mytheresa Group’s expected tax rate to the actual income tax expense amounts for fiscal 2019, fiscal 2020 and fiscal 2021.

	Year ended June 30,
(in € thousands)	2019	2020	2021
Income (loss) before tax	5,090	9,791	(17,070)
Tax (expense) income based on expected group tax rate	(1,415)	(2,722)	4,697
Tax effects of:
Non-recognition of interest expenses due to interest cap	(1,103)	(1,042)	—
Utilization of interest expense carry-forwards and recognition of related deferred tax assets	—	1,400	4,118
Non-deductible expense (German trade tax)	(331)	(233)	(727)
Other non-deductible expenses	(778)	(874)	(19,412)
Tax free income	1,297	108	—
Tax rate difference between group and local tax rates	32	57	(420)
Prior year adjustments	—	(85)	155
Non-recognition on deferred tax assets on loss carryforwards	(1,062)	(18)	(4,064)
Others	(79)	(32)	119
Income tax expense	(3,439)	(3,441)	(15,534)
Effective total income tax rate (%)	67.6%	35.1%	91.0%

The material drivers leading to the difference between expected income tax expense and income tax expense recognized for 2019 are as follows:

Interest expense incurred under IFRS in 2019 is not tax deductible within the German Income Tax Group due to the interest deduction limitations for German income tax purposes. This leads to a current income tax effect of €1,103 thousand. In addition, no deferred tax asset is recognized in fiscal 2019 for interest expenses which can be carried forward. At the same time, for current tax loss carryforwards from the Mariposa Tax Group in Luxembourg for fiscal 2019, no deferred tax asset has been recognized, which leads to a deferred income tax effect of €1,062 thousand. Effects from other non-deductible expenses and permanent differences at the amount of €778 thousand materially include changes in the carrying amount of financial instruments not tax deductible.  The effect related to tax free income results from transfer pricing adjustments for the Mariposa Tax Group.

The material drivers leading to the difference between expected income tax expense and income tax expense recognized for 2020 are as follows:

Interest expense incurred under IFRS in 2020 period is not tax deductible within the German Income Tax Group due to the interest deduction limitation for German income tax purposes. This leads to a current income tax effect of €1,042 thousand. In addition, a deferred tax asset has been recognized for interest carryforwards at the amount of €1,400 thousand in fiscal 2020. Effects from other non-deductible expenses and permanent differences at the amount of €874 thousand materially include changes in permanent balance sheet differences.

The material drivers leading to the difference between expected income tax expense and income tax expense recognized for 2021 are as follows:

Utilization of interest expense carried forward reduced income tax expense by €2,558 thousand in fiscal 2021. Furthermore, in fiscal 2021, deferred tax assets of €1,560 (fiscal 2020: €1,400 thousand) were recognized related to interest carryforwards not recognized in prior years. Deferred tax assets of €4,787 thousand related fiscal 2021 tax losses were not recorded. Such amount includes €1,229 thousand related to IPO transaction costs recorded directly to equity. Furthermore, income tax benefits of €723 thousand related to previously unrecognized tax losses were recognized during fiscal 2021.

Other non-deductible expenses in fiscal 2021 include the tax effect of expenses related to share-based payments of €20,226 thousand which are not deductible for German income tax purposes.

For temporary differences associated with investments in subsidiaries at the amount of €198 thousand (2020: €0 thousand), no deferred taxes have been recognized as the respective parent is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.